Earnings per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Class A preferred shares
Earnings per share [line items]
Beginning balance	343,775,864	343,768,220
Conversion of preferred shares class "B" to "A"	39,050	7,644
Ending balance	343,814,914	343,775,864
Class A preferred shares | Weighted average
Earnings per share [line items]
Beginning balance	343,775,864	343,768,220
Conversion of preferred shares class "B" to "A"	32,835	2,945
Ending balance	343,808,699	343,771,165
Class B preferred shares
Earnings per share [line items]
Beginning balance	578,330
Conversion of preferred shares class "B" to "A"	(78,100)
Ending balance	500,230
Class B preferred shares | Weighted average
Earnings per share [line items]
Beginning balance	578,330
Conversion of preferred shares class "B" to "A"	(65,670)
Ending balance	512,660